Document and Entity Information	Oct. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2021
Document Effective Date	Feb. 28, 2021
Prospectus Date	Feb. 28, 2021
MAINSTAY EPOCH U.S. ALL CAP FUND | Class R6
Prospectus:
Trading Symbol	MAWDX
MAINSTAY EPOCH U.S. ALL CAP FUND | Class I
Prospectus:
Trading Symbol	MATIX
MAINSTAY EPOCH U.S. ALL CAP FUND | Class C
Prospectus:
Trading Symbol	MAWCX
MAINSTAY EPOCH U.S. ALL CAP FUND | Class B
Prospectus:
Trading Symbol	MAWBX
MAINSTAY EPOCH U.S. ALL CAP FUND | Class A
Prospectus:
Trading Symbol	MAAAX
MAINSTAY EPOCH U.S. ALL CAP FUND | Investor Class
Prospectus:
Trading Symbol	MAWNX